Investments - Teekay LNG - Bahrain LNG Joint Venture - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015 vessel ft³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 02, 2015
Net Investment Income [Line Items]
Investments in subsidiaries (note 1)		$ 1,335,123	$ 1,299,854
Bahrain LNG Joint Venture
Net Investment Income [Line Items]
Joint venture ownership percentage				30.00%
Teekay LNG | Bahrain LNG Joint Venture
Net Investment Income [Line Items]
Joint venture ownership percentage		30.00%
Investments in subsidiaries (note 1)		$ 79,100	62,900
Debt instrument spread on variable rate		1.25%
Investments in and advances to affiliates		$ 100	$ 100
Teekay LNG | Bahrain LNG Joint Venture | Modified Vessel | Daewoo Shipbuilding & Marine Engineering Co. Ltd.
Net Investment Income [Line Items]
Number of floating storage units | vessel	1
Teekay LNG | Bahrain LNG Joint Venture | Liquefied Natural Gas
Net Investment Income [Line Items]
Number of vessels | vessel	4
Teekay LNG | Bahrain LNG Joint Venture | Lease Agreements | Daewoo Shipbuilding & Marine Engineering Co. Ltd.
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Net Investment Income [Line Items]
Capacity of production facility, per day | ft³	800,000,000
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Lease Agreements
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years	20 years
Teekay LNG | Bahrain LNG Joint Venture | Nogaholding
Net Investment Income [Line Items]
Joint venture ownership percentage		30.00%
Teekay LNG | Bahrain LNG Joint Venture | Samsung
Net Investment Income [Line Items]
Joint venture ownership percentage		16.00%
Teekay LNG | Bahrain LNG Joint Venture | GIC
Net Investment Income [Line Items]
Joint venture ownership percentage		24.00%